Inventory	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025
Inventory [Abstract]
Inventory

Note 5. Inventory

Inventory consisted of the following at:

	December 31,	March 31,
	2025	2025
Raw materials	$586,081	$1,321,224
Work in process	11,111	11,111
Finished goods	783,073	123,914
Total inventory	$1,380,265	$1,456,249

Note 5. Inventory

Inventory consisted of the following as of:

	March 31, 2025	March 31, 2024
Raw materials	$1,321,224	$792,640
Work in process	11,111	20,297
Finished goods	123,914	157,553
	$1,456,249	$970,490